Provision for Legal Proceedings - Schedule of Judicial Deposits in its Assets (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Judicial Deposits in its Assets [Line Items]
Total	R$ 24	R$ 44
Tax [Member]
Schedule of Judicial Deposits in its Assets [Line Items]
Total	16	18
Labor [Member]
Schedule of Judicial Deposits in its Assets [Line Items]
Total	4	16
Civil and others [Member]
Schedule of Judicial Deposits in its Assets [Line Items]
Total	R$ 4	R$ 10